Equity Method Accounted Investees - Share of OCI (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) [1]	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Items that may be reclassified to consolidated net income:
Total	$ 12	$ 260	$ 6,097	$ 2,369
Items that may not be reclassified to consolidated net income in subsequent periods:
Remeasurements of the Net Defined Benefit Liability	$ (49)	(1,016)	160	661
Equity investments
Items that may be reclassified to consolidated net income:
Valuation of the effective portion of derivative financial instruments		(32)	(526)	(286)
Exchange differences on translation of foreign operation		292	6,623	2,655
Total		260	6,097	2,369
Items that may not be reclassified to consolidated net income in subsequent periods:
Remeasurements of the Net Defined Benefit Liability		$ 0	$ 897	$ 267

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4